NOTES PAYABLE (Details - Principal balance of notes payable by lender) - USD ($)	May 31, 2025	May 31, 2024
Debt Instrument [Line Items]
Notes payable	$ 1,409,646	$ 1,466,442
Debt discounts	0	(31,709)
Notes payable, net	1,409,646	1,434,733
Lender A [Member]
Debt Instrument [Line Items]
Notes payable	329,317	358,283
Lender B [Member]
Debt Instrument [Line Items]
Notes payable	209,874	209,874
14 other lenders [Member]
Debt Instrument [Line Items]
Notes payable	$ 870,455	$ 898,285